Changes in the Group structure	12 Months Ended
Dec. 31, 2020
Changes in the Group structure
Changes in the Group structure

NOTE 2 Changes in the Group structure

2.1 Main acquisitions and divestments

In 2020, the main changes in the Group structure were as follows:

Integrated Gas, Renewables & Power

-	On February 28, 2020, TOTAL finalized the acquisition of a 37.4% interest in Adani Gas Limited, one of the four main distributors of city gas in India. To acquire 37.4% of equity shares of Adani Gas Limited, TOTAL launched a tender offer to public shareholders on October 14, 2019 that ended on January 14, 2020, and then acquired the remaining shares from Adani on February 27 and 28, 2020.
-	On December 1, 2020, TOTAL finalized the acquisition from Energías de Portugal of its activity of supplying gas and electricity to residential customers in Spain, which represents a portfolio of 2 million customers, as well as two gas-fired combined cycle power plants which represent an electricity generation capacity of nearly 850 megawatts.

Exploration & Production

-	On March 31, 2020, TOTAL finalized the sale of its subsidiary Total E&P Deep Offshore Borneo BV which holds an 86.95% interest in Block CA1, located 100 kilometers off the coast of Brunei, to Shell.
-	On August 6, 2020, TOTAL closed the sale of UK North Sea non-core assets to NEO Energy.
-	In November, 2020, TOTAL finalized the acquisition of 33.3% interest of Tullow’s interests in Uganda Lake Albert development project including the East African Crude Oil Pipeline.

2.2 Major business combinations

Accounting principles

In accordance with IFRS 3 “Business combinations”, TOTAL is assessing the fair value of identifiable acquired assets, liabilities and contingent liabilities on the basis of available information. This assessment will be finalised within 12 months following the acquisition date.

Integrated Gas, Renewables & Power

EDP Comercializadora Espagne

●	On December 1, 2020, TOTAL finalized the acquisition from Energías de Portugal of its activity of supplying gas and electricity to residential customers in Spain as well as two gas-fired combined cycle power plants. This transaction was recorded for a purchase price of $578 million and a preliminary goodwill of $345 million was recognized in the consolidated financial statements at December 31, 2020.

In the accounts as at December 31, 2020, the fair value of the identifiable acquired assets and the liabilities assumed amounts to $233 million.

The preliminary purchase price allocation is shown below:

(M$)	At the acquisition date
Goodwill	345
Intangible assets	56
Tangible assets	235
Other assets and liabilities	(58)
Debt net of cash acquired	-
FAIR VALUE OF CONSIDERATION	578

2.3 Divestment projects

Accounting principles

Pursuant to IFRS 5 "Non-current assets held for sale and discontinued operations”, assets and liabilities of affiliates that are held for sale are presented separately on the face of the balance sheet. Depreciation of assets ceases from the date of classification in “Non-current assets held for sale”.

Exploration & Production

-	On July 30, 2020, TOTAL announced that its 58% owned affiliate Total Gabon has signed an agreement with Perenco to divest its interests in seven mature non-operated offshore fields, along with its interests and operatorship in the Cap Lopez oil terminal. The transaction remains subject to approval by the Gabonese authorities.
-	As of December 31, 2020, the assets and liabilities have been respectively classified in the consolidated balance sheet as “assets classified as held for sale” for an amount of $391 million and “liabilities classified as held for sale” for an amount of $150 million. These assets mainly include tangible assets.